ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

10.    ACCOUNTS RECEIVABLE

	December 31,
	2017	2018	2018
	RMB	RMB	(Note2) USD
			Unaudited
Fee and commission receivable	164,137	81,703	11,883
Receivables from other brokers and clients *	7,019	98,527	14,330
Total	171,156	180,230	26,213

As of December 31, 2017 and 2018, receivables from other brokers and clients are related to the overseas securities brokerage service provided by Forthright Group.